Financial instruments risk management (Schedule of Reconciliation of Opening and Closing Fair Value) (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2022 ILS (₪)
Financial assets at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2021	₪ 154,090
Purchases	6,274
Disposals	(39,798)
Gain (loss)	(3,804)
December 31, 2021	116,762
Financial assets at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2021	31,056
Purchases	0
Disposals	0
Gain (loss)	13,057
December 31, 2021	44,113
Financial liabilities at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2021	0
Gain (loss)	0
December 31, 2021	0
Financial liabilities at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2021	(13,960)
Gain (loss)	(13,960)
December 31, 2021	₪ 0